Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts
Loans receivable, allowance for loan losses	155,194
Accrued payroll and welfare expenses	29,495,181	11,926,784
Income tax payable	2,559,614	2,446,040
Deferred revenues	15,530,968	5,320,260
Other current liabilities	15,227,247	6,631,634
Non-current uncertain tax position liabilities	1,650,399	1,451,897
Other non-current liabilities	3,596,295	2,087,028
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	28,715,882	28,279,528
Ordinary shares, shares outstanding	27,648,066	27,434,389
Ordinary shares, treasury stock	1,067,816	845,139
Variable Interest Entity, Primary Beneficiary
Accrued payroll and welfare expenses	3,078,297	793,300
Income tax payable	2,167,268	521,197
Deferred revenues	8,377,979	694,630
Other current liabilities	961,140	557,860
Non-current uncertain tax position liabilities	1,044,580	1,015,003
Other non-current liabilities		$ 28,197